Warrants Liability (Details)				12 Months Ended
	Apr. 25, 2024 USD ($) shares	Apr. 25, 2024 CAD ($) shares	Mar. 04, 2024 USD ($) $ / item $ / item shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Mar. 04, 2024 CAD ($) $ / item shares	Oct. 25, 2022 USD ($) $ / item shares	Oct. 25, 2022 CAD ($) $ / shares $ / item shares
October 2022 Offering [Member]
Warrants Liability [Line Items]
Bought deal offering of warrants							$ 7,890,716	$ 10,762,650
Offering of warrants, sale of units (in Shares) | shares							4,783,400	4,783,400
Sale of warrants, price per unit (in Dollars per Item)							2.25	2.25
Warrant exercise price (in Dollars per share) | $ / shares								$ 3.25
Issue date fair value of warrants (in Dollars per Item)							0.55	0.55
Derivative loss upon revaluation of warrants | $				$ 145,555	$ 1,303,481
Outstanding subscription warrants (in Shares) | shares	2,391,700	2,391,700
Warrants outstanding, value | $
Proceeds from exercise of warrants	$ 5,702,773	$ 7,773,025
March 2024 Offering [Member]
Warrants Liability [Line Items]
Bought deal offering of warrants			$ 13,925,729			$ 18,900,000
Offering of warrants, sale of units (in Shares) | shares			4,500,000			4,500,000
Sale of warrants, price per unit (in Dollars per Item)			4.2			4.2
Issue date fair value of warrants (in Dollars per Item)			0.72			0.72
Derivative loss upon revaluation of warrants | $				$ 1,969,481
Number of shares subject to issuance for each warrants (in Shares) | shares			1
Shares subject to anti-dilution provision, price per share (in Dollars per Item)			5.01
Expiry days for subscription warrants			30 days
Subscription of warrants, closing price (in Dollars per Item)			6
Consecutive trading days used for price calculation of warrants			20 days